UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2002.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     January 31, 2003



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       49
Form 13F Information Table Value Total:	      235,807,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Berkshire Hathaway      B       084670207      15,684     6,473   Sole   None
Costco Wholesale Corp.          22160K105      11,416   406,860   Sole   None
PepsiCo, Inc.                   713448108      10,323   244,500   Sole   None
Johnson & Johnson               478160104       9,878   183,914   Sole   None
Microsoft Corp.                 594918104       9,876   191,023   Sole   None
Wells Fargo & Co.               949746101       9,442   201,458   Sole   None
Viacom Inc.             B       925524308       9,201   225,456   Sole   None
Health Mgmt Assoc               421933102       8,652   483,327   Sole   None
Pfizer, Inc                     717081103       8,578   280,603   Sole   None
Walgreen Company                931422109       8,552   292,960   Sole   None
Washington Mutual               939322103       8,300   240,367   Sole   None
Comcast Corp.           A       200300200       8,156   361,032   Sole   None
Ace Ltd.                        004644100       7,326   249,682   Sole   None
AT&T Liberty Media              001957208       6,357   711,024   Sole   None
Intuit                          461202103       6,153   131,140   Sole   None
United Technologies             913017109       6,025    97,275   Sole   None
Merck & Company, Inc.           589331107       5,872   103,725   Sole   None
American Standard               029712106       5,854    82,295   Sole   None
General Electric                369604103       5,813   238,740   Sole   None
ConocoPhillips                  20825C104       5,683   117,438   Sole   None
Parker-Hannifin                 701094104       5,640   122,272   Sole   None
Alliant Techsystems Inc.        018804104       5,567    89,292   Sole   None
Rent A Center                   76009N100       5,349   107,085   Sole   None
Medtronic Inc.                  585055106       5,347   117,364   Sole   None
Yum Brands Inc.                 895953107       4,987   205,903   Sole   None
Estee Lauder Company            518439104       4,754   180,062   Sole   None
Home Depot                      437076102       4,499   187,289   Sole   None
Cisco Systems                   17275R102       4,427   337,973   Sole   None
RehabCare Group, Inc.           759148109       4,331   227,015   Sole   None
Lincare Holdings Inc            532791100       4,199   132,793   Sole   None
Darden Restaurants              237194105       4,197   205,238   Sole   None
Cendant                         151313103       4,085   389,772   Sole   None
Berkshire Hathaway      A       084670108       3,856        53   Sole   None
Triad Hospitals                 89579K109       1,137    38,101   Sole   None
First American Corp             318522307         780    35,130   Sole   None
Skywest                         830879102         689    52,685   Sole   None
Sun Microsystems                866810104         650   208,953   Sole   None
EchoStar Communications Corp    278762109         595    26,740   Sole   None
Chevron Texaco                  166764100         534     8,027   Sole   None
General Dynamics                369550108         528     6,653   Sole   None
Maverick Tube Corp.             577914104         523    40,150   Sole   None
Matthews International          577128101         420    18,800   Sole   None
Sunrise Assisted Living         86768K106         418    16,805   Sole   None
Monaco Coach Corp.              60886R103         381    23,013   Sole   None
Jack Henry & Assoc. Inc.        426281101         376    31,275   Sole   None
Timberland Company              887100105         359    10,075   Sole   None
Finova Group Inc.               317928109           5    28,425   Sole   None
OneCap                          68243P108           3    10,000   Sole   None
Microbest, Inc.                 59500X108           1    13,506   Sole   None

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